Stock-based compensation - Restricted share unit plan (Details) - Restricted share unit plan - Restricted share units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of units
Beginning balance (in shares)	529,486	465,306
Granted (in shares)	245,149	201,389
Vested (in shares)	(161,729)	(120,109)
Forfeited (in shares)	(40,627)	(17,100)
Ending balance (in shares)	572,279	529,486
Weighted-average exercise price $ per share
Outstanding, beginning of period (in CAD per share)	$ 24.86	$ 23.04
Granted (in CAD per share)	20.90	26.60
Vested (in CAD per share)	21.88	20.14
Forfeited (in CAD per share)	26.10	27.70
Outstanding, end of period (in CAD per share)	$ 25.78	$ 24.86